Derivative Instruments - Additional Information (Detail) $ in Millions										3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 12, 2024 USD ($)	Jan. 16, 2024 $ / Unit	Nov. 16, 2023 CAD ($) $ / Unit	Nov. 09, 2023 CAD ($) $ / Unit	Jul. 05, 2023 USD ($)	Apr. 12, 2023 USD ($)	Oct. 12, 2022 USD ($)	Apr. 12, 2022 USD ($)	Apr. 12, 2021 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 CAD ($)	May 01, 2024 USD ($)	Apr. 12, 2024 CAD ($) $ / Unit	Mar. 07, 2024 USD ($)	Feb. 16, 2024 CAD ($)	Feb. 16, 2024 $ / Unit	Oct. 12, 2023 CAD ($)	Oct. 11, 2023 CAD ($) $ / Unit	Jul. 05, 2023 CAD ($)	Apr. 12, 2023 CAD ($)	Oct. 12, 2022 CAD ($)	Apr. 12, 2022 CAD ($)
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Foreign currency forward contract gains (loss)	$ 3.5				$ 1.2	$ 6.4	$ 8.7	$ 3.2
Derivative, notional amount																		$ 136,476,000
Foreign Currency Forward, Maturity Date												Mar. 07, 2024
Gain (loss) on foreign currency hedge contract, ineffective portion										$ (0.4)	$ 3.8	$ 1.3	$ 0.6	$ 0.1	$ 9.5
Derivative, Foreign Currency Option Strike Price | $ / Unit		1.3781																1.3648
Cash flow hedges reclassified to increase interest expense										$ 0.9		$ 0.9		$ 1.0
Interest rate, maturity date														Mar. 07, 2024
Settlement amount of hedge																			$ 0.5
2027 NBC Loan
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount																$ 75,000,000
Interest rate, maturity date												Mar. 07, 2027
Interest Rate Swaps, Strike										3.926%		3.926%				3.926%
Hedge Cash Settlement On October Eleven Two Thousand Twenty Three
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount				$ 137,669,000																			$ 137,664,000
Derivative, Foreign Currency Option Strike Price | $ / Unit				1.3767																			1.3766
Hedge Cash Settlement On November Nine Two Thousand Twenty Three
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount				$ 137,669,000
Derivative, Foreign Currency Option Strike Price | $ / Unit				1.3767
Hedge Maturing Without Cash Settlement On November Sixteen Two Thousand Twenty Three
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, Foreign Currency Option Strike Price | $ / Unit			1.3782
Hedge Cash Settlement On February Sixteen Two Thousand Twenty Four
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, Foreign Currency Option Strike Price																				1.3781	1.3781
Hedge Cash Settlement On November Sixteen Two Thousand Twenty Three
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, Foreign Currency Option Strike Price | $ / Unit			1.3782
Foreign Currency Forward
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount			$ 30,000,000
Foreign Currency Forward, Notional Amount									$ 125,900,000													$ 137,700,000		$ 132,400,000	$ 134,400,000	$ 126,200,000	$ 122,000,000
Foreign Currency Forward, Maturity Date		Feb. 15, 2024	Jan. 16, 2024	Nov. 16, 2023	Apr. 12, 2024	Jul. 06, 2023	Oct. 12, 2023	Oct. 12, 2022	Apr. 12, 2023
Interest Rate Caps
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount																	$ 8.2
Interest rate, maturity date														Jun. 28, 2024